UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007

                       Tax Exempt Money Market Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                       MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Distributions to Shareholders                                             11

   Report of Independent Registered Public Accounting Firm                   12

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         35

   Financial Statements                                                      36

   Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                              47

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     MORNINGSTAR RATINGS(TM)                                        # funds
                   for period ending 3/31/2007                                         in        # funds     # funds
USAA                                                             Morningstar         Overall/       in         in
Fund Name               Overall    3-Year   5-Year   10 Year     Category             3-Year      5-Year     10-Year
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND          * * * *     4        4         4        Muni California       153          138         113
                                                                  Long

FLORIDA TAX-FREE         * * * *     4        4         4        Muni Florida           71           66          61
 INCOME

NEW YORK BOND            * * * *     4        4         5        Muni New York         109           97          81
                                                                  Long

TAX EXEMPT               * * * *     5        5         5        Muni National         271          260         191
 LONG-TERM                                                        Long

TAX EXEMPT              * * * * *    5        5         5        Muni National         233          198         123
 INTERMEDIATE-TERM                                                Intermediate

TAX EXEMPT               * * * *     4        4         4        Muni National         128           88          56
 SHORT-TERM                                                       Short

VIRGINIA BOND           * * * * *    5        5         5        Muni Single State     325          295         246
                                                                  Intermediate

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF JOHN C. BONNELL]                  [PHOTO OF DALE R. HOFFMANN]
  JOHN C. BONNELL, CFA                        DALE R. HOFFMANN
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         The USAA Tax Exempt Money Market Fund performed well for the one-year period ending March 31, 2007. For that time period, iMoneyNet, Inc. ranked the Fund 19 out of 120 tax-exempt money market funds. The Fund had a return of 3.19%, compared to 2.94% for the category.

         Effective November 30, 2006, Dale R. Hoffmann joined John C. Bonnell in co-portfolio management responsibilities for the Fund, replacing Anthony M. Era, Jr. Mr. Hoffmann has seven years of investment management experience and has worked for USAA Investment Management Company for 15 years.

WHAT WERE THE MARKET CONDITIONS?

         At its August meeting, the Federal Open Market Committee (FOMC) put an end to its string of 17 consecutive rate increases and held the federal funds rate steady at 5.25%. The pause came amid signs of slower economic growth and a weakening housing market. Federal Reserve Board (the Fed) governors also indicated they were prepared to raise or lower rates as necessary based on future economic data.

         Yields on short-term municipal securities finished the period relatively unchanged. From 3.52% on March 30, 2006, the

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         yield on the Bond Buyer One-Year Note Index rose to a high of 3.77% on June 29, 2006. However, yields began to taper off in July in anticipation of the Fed pause and continued to decline. On March 29, 2007, they had dropped to 3.56%.

         Money market funds continued to gain assets throughout the year. Supply of fixed-rate notes was lower than in previous years because a strong economy translated into higher tax revenues, reducing the borrowing needs of states and municipalities.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We concentrated our purchases in variable-rate demand notes (VRDNs) because, in our opinion, they offered a better relative value than fixed-rate issues. The VRDNs that the Fund currently invests in have interest rates that reset daily or weekly, and can also be sold back to issuers at par value (100% face value) with a notice of seven days or less. As a result, they can help us capture higher yields more quickly.

WHAT IS THE OUTLOOK?

         Although the downturn in the housing market remains a wild card for the economic outlook and Fed policy, it has not yet had an adverse effect on consumer spending. We believe that by the end of 2007, the Fed may consider lowering the federal funds rate. Regardless of the Fed's timing, we will continue to manage your Fund in an effort to maximize the tax-exempt income you receive. If we see weakness in key economic data, we may extend the portfolio's average maturity to try to lock in higher yields.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

------------------------------------------------------------------------------------------
                                                   3/31/07                    3/31/06
------------------------------------------------------------------------------------------
Net Assets                                    $2,419.3 Million          $2,393.1 Million
Net Asset Value Per Share                          $1.00                     $1.00

------------------------------------------------------------------------------------------
                                                   3/31/07                    3/31/06
------------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                              20 Days                    18 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/07
--------------------------------------------------------------------------------

1 YEAR                  5 YEARS                10 YEARS              7-DAY YIELD
3.19%                    1.69%                   2.44%                  3.22%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      7-DAY YIELD COMPARISON

                [CHART OF 7-DAY YIELD COMPARISON]

                          USAA TAX EXEMPT
                           MONEY MARKET                iMONEYNET
                               FUND                     AVERAGE
                          ---------------              ---------
 3/27/2006                     2.71%                      2.48%
 4/24/2006                     3.19                       2.89
 5/30/2006                     3.03                       2.76
 6/26/2006                     3.44                       3.15
 7/31/2006                     3.17                       2.94
 8/28/2006                     3.15                       2.91
 9/25/2006                     3.25                       3.01
10/30/2006                     3.14                       2.91
11/27/2006                     3.22                       2.97
12/26/2006                     3.46                       3.08
 1/29/2007                     3.20                       2.95
 2/26/2007                     3.25                       3.00
 3/26/2007                     3.21                       2.99

                           [END CHART]

         DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/26/07.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
               TOP 10 INDUSTRIES
               (% OF Net Assets)
--------------------------------------------
Municipal Finance                      13.1%

General Obligation                     12.3%

Education                              12.0%

Hospital                               10.1%

Multifamily Housing                     6.3%

Electric Utilities                      6.2%

Electric/Gas Utilities                  4.0%

Special Assessment/Tax/Fee              3.4%

Nursing/CCRC                            3.2%

Community Service                       3.1%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-34.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                  PORTFOLIO MIX
                                     3/31/07

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                          89.8%
Put Bonds                                                            5.9%
Fixed-Rate Instruments                                               2.9%

                                 [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        CUMULATIVE PERFORMANCE OF $10,000
                        ---------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                 USAA TAX EXEMPT
                                                                   MONEY MARKET
                                                                       FUND
                                                                 ---------------
 3/31/97                                                            $10,000.00
 4/30/97                                                             10,028.33
 5/31/97                                                             10,058.16
 6/30/97                                                             10,088.77
 7/31/97                                                             10,117.99
 8/31/97                                                             10,144.34
 9/30/97                                                             10,175.06
10/31/97                                                             10,204.45
11/30/97                                                             10,232.26
12/31/97                                                             10,265.40
 1/31/98                                                             10,293.73
 2/28/98                                                             10,319.17
 3/31/98                                                             10,347.90
 4/30/98                                                             10,378.59
 5/31/98                                                             10,407.95
 6/30/98                                                             10,439.50
 7/31/98                                                             10,468.41
 8/31/98                                                             10,497.11
 9/30/98                                                             10,526.29
10/31/98                                                             10,554.29
11/30/98                                                             10,582.59
12/31/98                                                             10,611.30
 1/31/99                                                             10,636.74
 2/28/99                                                             10,657.90
 3/31/99                                                             10,685.73
 4/30/99                                                             10,712.28
 5/31/99                                                             10,739.31
 6/30/99                                                             10,769.66
 7/31/99                                                             10,796.03
 8/31/99                                                             10,824.46
 9/30/99                                                             10,852.77
10/31/99                                                             10,880.22
11/30/99                                                             10,912.28
12/31/99                                                             10,945.90
 1/31/00                                                             10,975.40
 2/29/00                                                             11,004.13
 3/31/00                                                             11,036.49
 4/30/00                                                             11,067.90
 5/31/00                                                             11,112.79
 6/30/00                                                             11,149.29
 7/31/00                                                             11,184.97
 8/31/00                                                             11,221.84
 9/30/00                                                             11,257.77
10/31/00                                                             11,298.23
11/30/00                                                             11,336.18
12/31/00                                                             11,372.20
 1/31/01                                                             11,404.41
 2/28/01                                                             11,434.82
 3/31/01                                                             11,463.39
 4/30/01                                                             11,497.72
 5/31/01                                                             11,528.49
 6/30/01                                                             11,553.21
 7/31/01                                                             11,577.92
 8/31/01                                                             11,598.91
 9/30/01                                                             11,616.95
10/31/01                                                             11,637.65
11/30/01                                                             11,654.43
12/31/01                                                             11,667.45
 1/31/02                                                             11,679.29
 2/28/02                                                             11,690.40
 3/31/02                                                             11,701.93
 4/30/02                                                             11,714.44
 5/31/02                                                             11,728.58
 6/30/02                                                             11,739.11
 7/31/02                                                             11,750.12
 8/31/02                                                             11,761.96
 9/30/02                                                             11,773.14
10/31/02                                                             11,786.75
11/30/02                                                             11,799.11
12/31/02                                                             11,809.03
 1/31/03                                                             11,817.86
 2/28/03                                                             11,826.15
 3/31/03                                                             11,834.79
 4/30/03                                                             11,843.92
 5/31/03                                                             11,853.82
 6/30/03                                                             11,861.20
 7/31/03                                                             11,866.80
 8/31/03                                                             11,872.52
 9/30/03                                                             11,878.71
10/31/03                                                             11,885.97
11/30/03                                                             11,892.90
12/31/03                                                             11,900.66
 1/31/04                                                             11,907.23
 2/29/04                                                             11,912.70
 3/31/04                                                             11,918.82
 4/30/04                                                             11,926.07
 5/31/04                                                             11,932.64
 6/30/04                                                             11,939.46
 7/31/04                                                             11,946.60
 8/31/04                                                             11,954.57
 9/30/04                                                             11,964.40
10/31/04                                                             11,977.32
11/30/04                                                             11,989.74
12/31/04                                                             12,003.80
 1/31/05                                                             12,016.86
 2/28/05                                                             12,030.81
 3/31/05                                                             12,046.53
 4/30/05                                                             12,067.60
 5/31/05                                                             12,091.84
 6/30/05                                                             12,112.07
 7/31/05                                                             12,131.59
 8/31/05                                                             12,152.67
 9/30/05                                                             12,175.77
10/31/05                                                             12,197.81
11/30/05                                                             12,222.74
12/31/05                                                             12,252.69
 1/31/06                                                             12,277.99
 2/28/06                                                             12,303.23
 3/31/06                                                             12,332.88
 4/30/06                                                             12,361.35
 5/31/06                                                             12,393.78
 6/30/06                                                             12,428.87
 7/31/06                                                             12,460.05
 8/31/06                                                             12,492.72
 9/30/06                                                             12,525.88
10/31/06                                                             12,557.81
11/30/06                                                             12,590.33
12/31/06                                                             12,627.09
 1/31/07                                                             12,658.81
 2/28/07                                                             12,689.91
 3/31/07                                                             12,724.94

                                   [END CHART]

         DATA FROM 3/31/97 THROUGH 3/31/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2007.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

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USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Bear Stearns Companies, Inc., BNP Paribas, Branch Banking & Trust Co., Citibank, N.A, Deutsche Bank AG, Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group Inc., JPMorgan Chase Bank, N.A., JPMorgan Chase & Co., Lloyds TSB Bank plc, Merrill Lynch & Co., Inc., RBC Centura Bank, Regions Bank, Royal Bank of Canada, U.S. Bank, N.A., or Wachovia Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Bear Stearns Companies, Inc., Du Pont (E.I) De Nemours and Co., Fannie Mae, Goldman Sachs Group Inc., JPMorgan Chase & Co., Merrill Lynch & Co., Inc., Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, or XL Capital Assurance.

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN       Bond Anticipation Note
         COP       Certificate of Participation
         CP        Commercial Paper
         EDA       Economic Development Authority
         EDC       Economic Development Corp.
         GO        General Obligation
         GOAA      General Obligation Aid Anticipation
         IDA       Industrial Development Authority/Agency
         IDB       Industrial Development Board
         IDRB      Industrial Development Revenue Bond
         ISD       Independent School District
         MFH       Multifamily Housing
         PCRB      Pollution Control Revenue Bond
         P-FLOAT   Puttable Floating Option Tax-Exempt Receipts
         PUTTER    Puttable Tax-Exempt Receipts
         RB        Revenue Bond
         ROC       Reset Option Certificates
         SPEAR     Short Puttable Exempt Adjustable Receipts

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                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (89.8%)

             ALABAMA (4.6%)
             Birmingham Medical Clinic Board RB,
  $ 6,500      Series 1998 (LOC - Wachovia Bank, N.A.)                     3.71%     10/01/2028    $    6,500
    3,730      Series 2002A (LOC - Columbus Bank &
               Trust Co.)                                                  3.85       2/01/2012         3,730
    3,500    Birmingham Water Works and Sewer
               Board RB, Series 2007A, PUTTER,
               Series 1736 (INS)(LIQ)(a)                                   3.72       1/01/2015         3,500
    2,500    Cleburne County Economic and Industrial
               Development Auth. RB,
               Series 2005 (LOC - Bank of New York)                        3.75      11/01/2030         2,500
   11,505    Cullman Medical Park South RB, Series 1993A,
               P-FLOAT, Series MT 121 (LIQ)(LOC - Lloyds
               TSB Bank plc)(a)                                            3.70       2/15/2023        11,505
    2,365    Huntsville Educational Building RB,
               (Oakwood College Project) (LOC - First
               Commercial Bank)                                            3.85      12/01/2022         2,365
    2,600    Marengo County Port Auth. RB
               (LOC - Compass Bank)                                        3.75       7/01/2026         2,600
             Mobile Special Care Facilities
               Financing Auth. RB,
    2,250      Series 2001 (LOC - Wachovia Bank, N.A.)                     3.76       7/01/2021         2,250
    1,320      Series 2001 (LOC - Wachovia Bank, N.A.)                     3.76       6/01/2026         1,320
   13,335    Ridge Improvement District Bond,
               Series 2000 (LOC - Regions Bank)                            3.75      10/01/2025        13,335
   17,080    Southeast Gas District RB,
               Series 2003B (LIQ)(INS)                                     3.75       6/01/2023        17,080
    6,195    Sumiton Educational Building Auth. RB,
               (East Walker Education and Development
               Project) (LOC - First Commercial Bank)                      3.85       5/01/2032         6,195
             Tuscaloosa County Port Auth. RB,
   32,500      Series 2006 (LOC - Compass Bank)                            3.72      12/01/2031        32,500
    5,000      Series 2006B (LOC - Columbus Bank &
               Trust Co.)                                                  3.75      12/01/2026         5,000
                                                                                                   ----------
                                                                                                      110,380
                                                                                                   ----------
             ALASKA (0.7%)
   16,200    International Airports System RB,
               Series 2006B, ABN AMRO MuniTOPS
               Certificates Trust, Series 2006-9 (LIQ)(INS)(a)             3.70      10/01/2014        16,200
                                                                                                   ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             ARIZONA (0.7%)
  $ 1,000    Maricopa County IDA IDRB, Series 1992                         3.95%      6/01/2007    $    1,000
    8,260    Phoenix Civic Improvement Corp. Excise
               Tax RB, Series 2005A, PUTTER,
               Series 1736 (LIQ)(INS)(a)                                   3.70       7/01/2013         8,260
    8,500    Verrado Western Overlay Community
               Facilities District GO, Series 2004
               (LOC - Compass Bank)                                        3.73       7/01/2029         8,500
                                                                                                   ----------
                                                                                                       17,760
                                                                                                   ----------
             ARKANSAS (0.2%)
    5,175    Texarkana IDRB, Series 1991
               (LOC - PNC Bank, N.A.)                                      3.80       3/01/2021         5,175
                                                                                                   ----------
             CALIFORNIA (0.6%)
   15,755    Golden State Tobacco Securitization
               Corp. RB, Series 2007A, Municipal Securities
               Trust Certificates, Series 7045 (LIQ)(NBGA)(a)              3.71       6/01/2047        15,755
                                                                                                   ----------
             COLORADO (6.6%)
    5,000    Arista Metropolitan District Parking
               Special Ltd. RB, Senior Series 2006A
               (LOC - Compass Bank)                                        3.75      12/01/2030         5,000
    2,800    Brighton Crossing Metropolitan District No. 4
               Bonds, Series 2004 (LOC - Compass Bank)                     3.80      12/01/2034         2,800
    6,000    Commerce City Northern Infrastructure
               General Improvement District GO,
               Series 2006 (LOC - U.S. Bank, N.A.)                         3.70      12/01/2028         6,000
             Denver Urban Renewal Auth. Tax Increment RB,
    3,915      Series 2002 (LOC - Zions First National Bank)               3.75      12/01/2015         3,915
   13,000      Series 2004A1, P-FLOAT,
               Series MT 290 (LIQ)(NBGA)(a)                                3.74      12/01/2024        13,000
    6,830      Series 2006A (LOC - Compass Bank)                           3.73       9/01/2017         6,830
   12,200      Series 2006C (LOC - Compass Bank)                           3.73       9/01/2017        12,200
             Educational and Cultural Facilities Auth. RB,
    6,300      Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.73       8/01/2013         6,300
    6,950      Series 2004 (LOC - Zions First National Bank)               3.83       6/01/2034         6,950
    3,300      Series 2004 (LOC - Western Corp.
               Federal Credit Union)(b)                                    3.70       7/01/2034         3,300
   50,000      Series 2005 (LOC - Western Corp.
               Federal Credit Union)                                       3.75       9/01/2035        50,000

18

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 2,390    El Paso County Economic Development RB,
               Series 1996 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95%     11/01/2021    $    2,390
    4,295    Erie COP, Series 2005 (LOC - Key Bank, N.A.)                  3.71      11/01/2035         4,295
    2,000    Four Mile Ranch Metropolitan District No. 1 GO,
               Series 2005 (LOC - Zions First National Bank)               3.75      12/01/2035         2,000
             Health Facilities Auth. RB,
    1,140      Series 1995 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95       9/01/2015         1,140
    1,445      Series 1998C (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95       1/01/2018         1,445
    1,700    Housing and Finance Auth. IDA RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                         3.75       4/01/2009         1,700
             Postsecondary Educational Facilities Auth. RB,
    1,400      Series 1996 (LOC - Wells Fargo Bank, N.A.)                  3.75       6/01/2011         1,400
    1,925      Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95       4/01/2013         1,925
   12,000    Public Highway Auth. Senior RB,
               Series 2004A, P-FLOAT,
               Series PZ 201 (INS)(LIQ)(a)                                 3.72       9/01/2034        12,000
    7,400    Regional Transportation District Sales Tax RB,
               Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060128 (INS)(LIQ)(a)                               3.72      11/01/2036         7,400
    4,000    Southeast Public Improvement
               Metropolitan District GO,
               Series 2004 (LOC - U.S. Bank, N.A.)                         3.70      11/15/2034         4,000
    4,500    Triview Metropolitan District GO,
               Series 2006A (LOC - Compass Bank)                           3.70      11/01/2023         4,504
                                                                                                   ----------
                                                                                                      160,494
                                                                                                   ----------
             DELAWARE (0.4%)
    3,175    Delaware Transportation Auth. RB,
               Series 2006, P-FLOAT,
               Series PZ 143 (INS)(LIQ)(a)                                 3.72       7/01/2025         3,175
    6,600    EDA IDA RB, Series 1984                                       3.78      12/01/2014         6,600
                                                                                                   ----------
                                                                                                        9,775
                                                                                                   ----------
             FLORIDA (4.2%)
    1,200    Alachua County RB, Series 2004
               (LOC - Wachovia Bank, N.A.)                                 3.76       6/01/2025         1,200
             Board of Education Lottery RB,
   18,860      P-FLOAT, Series EC 1001 (INS)(LIQ)(a)                       3.74       7/01/2012        18,860
   11,140      P-FLOAT, Series EC 1002 (INS)(LIQ)(a)                       3.74       7/01/2020        11,140

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $13,590    Brevard County Housing Finance Auth. RB,
               Series 1998, P-FLOAT,
               Series MT 304 (LIQ)(NBGA)(a)                                3.74%     12/01/2032    $   13,590
   15,995    Broward County Housing Finance Auth. RB,
               Series 2000, P-FLOAT,
               Series MT 310 (LIQ)(NBGA)(a)                                3.74       9/01/2032        15,995
    1,700    Broward County School Board COP, Series 2006A,
               PUTTER, Series 1344 (INS)(LIQ)(a)                           3.72       1/01/2014         1,700
    1,000    Dade County IDA RB, Series 1982                               4.16      11/15/2017         1,000
    3,430    Department of Education Community
               College Capital Improvement RB, Series 2006A,
               P-FLOAT, Series PZ 182 (INS)(LIQ)(a)                        3.72       7/01/2027         3,430
    4,110    Department of Environmental Protection
               Forever RB, Series 2003C, PUTTER,
               Series 1445 (INS)(LIQ)(a)                                   3.72       1/01/2012         4,110
    1,665    Hillsborough County IDA Hospital RB,
               Series 2006, ROC Trust II-R,
               Series 643CE (LIQ)(LOC - Citibank, N.A.)(a)                 3.71      10/01/2041         1,665
    2,450    Jacksonville PCRB, Series 1995                                3.85       5/01/2029         2,450
   11,000    Lee Memorial Health System Hospital RB,
               Series 1985D                                                3.75       4/01/2020        11,000
    2,535    Miami-Dade County School Board COP,
               Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060071 (INS)(LIQ)(a)                               3.72      11/01/2031         2,535
    2,540    Peace River Manasota Regional Water Supply
               Auth. Utility System RB, Series 2005A,
               ROC Trust II-R, Series 607PB (LIQ)(INS)(a)                  3.70      10/01/2030         2,540
    3,600    Putnam County Development Auth. RB,
               Series 1984H-1 (NBGA)                                       3.74       3/15/2014         3,600
    5,370    St. Johns County Sales Tax RB, Series 2006,
               PUTTER, Series 1641 (LIQ)(INS)(a)                           3.72      10/01/2014         5,370
    2,700    Tallahassee Energy System RB, Series 2005,
               EAGLE Tax-Exempt Trust,
               Series 20060018 (LIQ)(INS)(a)                               3.72      10/01/2035         2,700
                                                                                                   ----------
                                                                                                      102,885
                                                                                                   ----------
             GEORGIA (1.4%)
    1,280    Athens-Clarke County Unified Government
               Development Auth. RB, Series 2006
               (LOC - Columbus Bank & Trust Co.)                           3.70       7/01/2026         1,280
   10,000    Atlanta Subordinate Lien Tax Allocation
               Bonds, Series 2006 (LOC - Wachovia
               Bank, N.A.)(a)                                              3.74      12/01/2024        10,000

20

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 1,109    Brunswick and Glynn County
               Development Auth. RB, Series 2007
               (LOC - Columbus Bank & Trust Co.)                           3.70%      1/01/2027    $    1,109
             Columbus Development Auth. RB,
    5,955      Series 2004 (LOC - Columbus Bank & Trust Co.)               3.72      12/01/2033         5,955
    6,000      Series 2006 (LOC - Columbus Bank & Trust Co.)               3.70       5/01/2031         6,000
    4,550    Fulton County Development Auth. RB,
               Series 2006 (LOC - Bank of North Georgia)                   3.70       3/01/2026         4,550
    4,500    Fulton County Water and Sewer RB,
               Series 2004, PUTTER, Series 1474 (LIQ)(INS)(a)              3.70       7/01/2012         4,500
    1,380    Peachtree Development Auth. RB,
               Series 1988 (LOC - SunTrust Bank)                           3.75       7/01/2010         1,380
                                                                                                   ----------
                                                                                                       34,774
                                                                                                   ----------
             ILLINOIS (5.3%)
    8,880    Bolingbrook, Will and DuPage Counties Tax
               Increment RB, Series 2005 (LOC - Sumitomo
               Mitsui Banking Corp.)                                       3.71       1/01/2025         8,880
    2,475    Chicago Heights RB, Series 2002A
               (LOC - JPMorgan Chase Bank, N.A.)                           3.73       3/01/2017         2,475
    3,000    Crestwood Village RB, Series 2004
               (LOC - Fifth Third Bank)                                    3.70      12/01/2023         3,000
    4,200    Development Finance Auth. PCRB, Series 1993                   3.73       1/01/2016         4,200
             Development Finance Auth. RB,
    2,330      Series 1997 (LOC - National City Bank)                      3.73       5/01/2018         2,330
    1,555      Series 1998 (LOC - Northern Trust Co.)                      3.95       8/01/2022         1,555
    2,830      Series 2003 (Jewish Council for Youth
               Services Project) (LOC - Harris, N.A.)                      3.75       9/01/2028         2,830
    2,830      Series 2003 (LEARN Charter School
               Project) (LOC - Harris, N.A.)                               3.75       9/01/2033         2,830
   10,250    DuQuoin Industrial RB, Series 2006
               (LOC - Comerica Bank, N.A.)                                 3.70      11/01/2031        10,250
    3,325    Finance Auth. RB, Series 2006
               (LOC - Fifth Third Bank)                                    3.75       3/01/2031         3,325
    4,500    Finance Auth. Student Housing RB, Series 2006A
               (LOC - Banco Santander Central Hispano)                     3.72       7/01/2038         4,500
   18,190    Greater Chicago Metropolitan Water
               Reclamation District GO RB, Series 2006,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2006-29 (LIQ)(a)                                     3.70       6/01/2014        18,190
    9,765    Hazel Crest Retirement RB, Series 1992A
               (LOC - DEPFA Bank plc)                                      3.70       2/01/2030         9,765

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $12,175    Indian Prairie Community Unit School
               District No. 204, DuPage and Will
               Counties GO, Series 2006A, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-33 (LIQ)(INS)(a)                                3.70%      6/30/2014    $   12,175
    4,805    Kendall County Unit School District No. 308 GO,
               Series 2003C, PUTTER,
               Series 1478 (INS)(LIQ)(a)                                   3.72       4/01/2015         4,805
    1,700    McHenry County Community Unit School
               District Number 200 GO Capital Appr.
               School Building Bonds, Series 2006B,
               PUTTER, Series 1363 (INS)(LIQ)(a)                           3.72       1/15/2020         1,700
    4,665    Metropolitan Pier and Exposition Auth. RB,
               Series 2002A, PUTTER, Series 89Z (LIQ)(INS)(a)              3.72      12/15/2036         4,665
    5,140    Quincy, Adams County RB, Series 1997
               (LOC - Bank of America, N.A.)                               3.73       6/01/2022         5,140
    4,249    Springfield Airport Auth. RB, Series 1986                     3.74      10/15/2016         4,249
             Toll Highway Auth. RB,
   10,000      Series 2006A-2, AMRO MuniTOPS
               Certificates Trust, Series 2006-44 (LIQ)(INS)(a)            3.70       7/01/2014        10,000
    6,175      Series 2006A-2, ROC Trust II-R,
               Series 606PB (LIQ)(INS)(a)                                  3.70       1/01/2031         6,175
    5,210    Univ. Board of Trustees RB, Series 2005A,
               PUTTER, Series 1244 (LIQ)(INS)(a)                           3.70       4/01/2013         5,210
                                                                                                   ----------
                                                                                                      128,249
                                                                                                   ----------
             INDIANA (3.1%)
    5,515    Bond Bank RB, Series 2002B
               (LOC - Huntington National Bank)                            3.80       1/01/2025         5,515
      663    Crawfordsville Economic Development RB,
               Series 1999B (LOC - Federal Home Loan
               Bank-Indianapolis)                                          3.76       1/01/2030           663
    9,220    Development Finance Auth. Educational
               Facilities RB, Series 2003 (LOC - Key Bank, N.A.)           3.71       1/01/2023         9,220
    6,520    Educational Facilities Auth. RB,
               Series 2000A (LOC - Fifth Third Bank)                       3.73      12/01/2029         6,520
    4,845    Evansville-Vanderburgh School Building Corp. RB,
               Series 2006, P-FLOAT,
               Series PZ 178 (INS)(LIQ)(a)                                 3.72       1/10/2022         4,845
    5,000    Finance Auth. Educational Facilities RB,
               Series 2006 (LOC - National City Bank)                      3.73      11/01/2027         5,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Huntington Economic Development RB,
  $ 1,300      Series 1990                                                 4.10%      6/26/2014    $    1,300
    1,840      Series 1998 (LOC - Wells Fargo Bank, N.A.)                  3.75      12/01/2025         1,840
    7,915    Lawrence Economic Development RB,
               Series 2002 (LOC - Fifth Third Bank)                        3.70      11/01/2030         7,915
   13,600    Municipal Power Agency RB, Series 1993B,
               EAGLE Tax-Exempt Trust,
               Series 1998 (LIQ)(INS)(a)                                   3.72       1/01/2016        13,600
    8,495    Municipal Power Agency, Power Supply
               Systems RB, Series 2006A, ROC Trust II-R,
               Series 592PB (INS)(LIQ)(a)                                  3.70       1/01/2032         8,495
    2,175    Seymour Economic Development RB,
               Series 2002 (LOC - National City Bank)                      3.77      10/01/2022         2,175
    2,200    St. Joseph County Economic Development RB,
               Series 2002 (LOC - Wells Fargo Bank, N.A.)                  3.75       6/01/2022         2,200
    6,000    Winona Lake Economic Development RB,
               Series 2006 (LOC - Fifth Third Bank)                        3.72       6/01/2031         6,000
                                                                                                   ----------
                                                                                                       75,288
                                                                                                   ----------
             IOWA (1.1%)
    6,850    Chillicothe PCRB, Series 1993                                 3.73       1/01/2023         6,850
   12,750    Council Bluffs PCRB, Series 1995                              3.73       1/01/2025        12,750
    7,400    Finance Auth. RB, Series 1985A (NBGA)                         3.72      11/01/2015         7,400
                                                                                                   ----------
                                                                                                       27,000
                                                                                                   ----------
             KANSAS (0.2%)
    4,175    North Newton Health Care Facilities RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                         3.75       1/01/2023         4,175
                                                                                                   ----------
             KENTUCKY (1.7%)
    2,010    Boone County Industrial Building RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                           3.95      11/01/2021         2,010
    2,000    Frankfort Economic Development RB,
               Series 1990                                                 4.10       5/07/2014         2,000
             Hancock County Industrial Building RB,
    9,005      Series 1990 (LOC - SunTrust Bank)                           3.80       7/01/2010         9,005
    9,490      Series 1991 (LOC - SunTrust Bank)                           3.80       7/01/2011         9,490
   10,000      Series 1992A (LOC - Wachovia Bank, N.A.)                    3.75       7/01/2012        10,000
    2,180    Lexington-Fayette Urban County
               Government RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                           3.95       7/01/2021         2,180

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Mason County PCRB,
  $ 4,500      Series 1984B-1 (NBGA)                                       3.74%     10/15/2014    $    4,500
    1,350      Series 1984B-2 (NBGA)                                       3.74      10/15/2014         1,350
                                                                                                   ----------
                                                                                                       40,535
                                                                                                   ----------
             LOUISIANA (1.9%)
             Ascension Parish PCRB,
    1,550      Series 1990                                                 4.10       9/01/2010         1,550
    2,300      Series 1992                                                 4.10       3/01/2011         2,300
             Gas and Fuels Tax RB,
   11,550      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060137 (LIQ)(INS)(a)                               3.72       5/01/2036        11,550
    9,900      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060148 (LIQ)(INS)(a)                               3.72       5/01/2036         9,900
    3,000    Public Facilities Auth RB, Series 2003A,
               Municipal Securities Trust Certificates,
               Series 5020 (LIQ)(LOC - Branch Banking &
               Trust Co.)(a)                                               3.75       7/01/2018         3,000
    3,615    Public Facilities Auth. IDRB,
               Series 1996 (LOC - Regions Bank)                            3.75      12/01/2014         3,615
    1,100    Public Facilities Auth. PCRB, Series 1992                     4.10       8/01/2017         1,100
   10,105    Public Facilities Auth. RB,
               Series 1999 (LOC - Bank of New York)                        3.74       4/01/2021        10,105
    3,000    West Baton Rouge Parish Industrial
               District No. 3 RB, Series 1994B                             3.90      12/01/2016         3,000
                                                                                                   ----------
                                                                                                       46,120
                                                                                                   ----------
             MARYLAND (2.0%)
             Baltimore County Auth. RB,
    6,985      Series 2001 (LOC - Manufacturers &
               Traders Trust Co.)                                          3.70       1/01/2021         6,985
    4,200      Series 2006 (LOC - Manufacturers &
               Traders Trust Co.)                                          3.70      12/01/2035         4,200
    1,000    Baltimore County IDA RB, Series 1994                          3.95       3/01/2014         1,000
   21,750    Montgomery County Auth. Golf Course
               System RB, Series 2002
               (LOC - Manufacturers & Traders Trust Co.)                   3.75      12/01/2027        21,750
   14,800    Montgomery County MFH RB,
               Series 1993, Issue I (NBGA)(a)                              3.73      11/01/2020        14,800
                                                                                                   ----------
                                                                                                       48,735
                                                                                                   ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (1.9%)
  $ 8,400    Industrial Development Finance Agency RB,
               Series 1985 (LOC - Wachovia Bank, N.A.)                     3.80%      4/01/2010    $    8,400
   23,990    Revere Housing Auth. MFH RB,
               Series 1991C (LOC - Societe Generale)                       3.70       9/01/2028        23,990
   12,930    State Development Finance Agency RB,
               Series 2004 (LOC - TD Banknorth, N.A.)                      3.70       3/01/2034        12,930
                                                                                                   ----------
                                                                                                       45,320
                                                                                                   ----------
             MICHIGAN (2.8%)
   33,145    Oakland County EDC Limited Obligation RB,
               Series 2004 (LOC - Fifth Third Bank)                        3.73       3/01/2029        33,145
             State Building Auth. RB,
    6,430      Series 2006, P-FLOAT,
               Series PZ 140 (INS)(LIQ)(a)                                 3.72      10/15/2023         6,430
   10,500      Series 2006IA, EAGLE Tax-Exempt Trust,
               Series 20060142 (LIQ)(INS)(a)                               3.72      10/15/2036        10,500
    7,100      Series 2006IA, EAGLE Tax-Exempt Trust,
               Series 2060156 (LIQ)(INS)(a)                                3.72      10/15/2036         7,100
   10,000    Strategic Fund Limited Obligation RB,
               Series 2003B-1                                              3.77       6/01/2014        10,000
                                                                                                   ----------
                                                                                                       67,175
                                                                                                   ----------
             MINNESOTA (2.7%)
    9,948    Burnsville Housing RB,
               Series A (LOC - Associated Bank, N.A.)                      3.91       1/01/2045         9,948
             Minneapolis St. Paul Metro Airport RB,
   18,000      Series 2007A, Municipal Securities Trust
               Certificates, Series 2007-292 (INS)(LIQ)(a)                 3.71      12/23/2014        18,000
   10,000      Series 2007B, Floater Certificate,
               Series 2007 2G (LIQ)(NBGA)(a)                               3.70       1/01/2032        10,000
    4,500    North Suburban Hospital District Commercial
               Development Refunding RB,
               Series 2002 (LOC - Wells Fargo Bank, N.A.)(b)               3.70       2/01/2013         4,500
    3,500    Robbinsdale MFH RB, Series 2004C
               (LOC - La Salle National Bank, N.A.)                        3.70       4/01/2029         3,500
    4,400    St. Paul Housing and Redevelopment Auth. RB,
               Series 2001 (LOC - Wells Fargo Bank, N.A.)                  3.75      10/01/2011         4,400
   16,010    State GO, Series 2000, EAGLE Tax-Exempt
               Trust, Series 20002301 (LIQ)(a)                             3.72       6/01/2020        16,010
                                                                                                   ----------
                                                                                                       66,358
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (1.2%)
  $20,000    Business Finance Corp. RB,
               Series 2006 (LOC - Regions Bank)                            3.70%     10/01/2018    $   20,000
    7,000    Development Bank Special Obligation RB,
               Series 2006A (INS)(LIQ)                                     3.70      10/01/2036         7,000
    1,255    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (LOC - Regions Bank)                            3.75       7/01/2015         1,255
                                                                                                   ----------
                                                                                                       28,255
                                                                                                   ----------
             MISSOURI (1.9%)
             Health and Educational Facilities Auth. RB,
    4,500      Series 1998B (LOC - Allied Irish Banks plc)                 3.73       6/01/2023         4,500
    9,100      Series 2000 (LOC - Commerce Bank, N.A.)                     3.77       7/01/2025         9,100
    1,460      Series 2003 (LOC - Southwest Bank of
               St. Louis)                                                  3.77       6/01/2023         1,460
    6,600    Jackson County IDA Auth. RB,
               Series 2005 (LOC - Commerce Bank, N.A.)                     3.77       7/01/2025         6,600
    8,995    Kansas City MFH RB, Series 1995 (NBGA)                        3.71       9/01/2025         8,995
    5,600    St. Charles County IDA MFH RB,
               Series 2006 (NBGA)                                          3.71       4/15/2027         5,600
    9,170    St. Louis County IDA MFH RB,
               Series 2006 (NBGA)                                          3.71       4/15/2027         9,170
                                                                                                   ----------
                                                                                                       45,425
                                                                                                   ----------
             MONTANA (1.1%)
             Richland County Hospital RB,
   16,000      Series 2006 (LOC - Allied Irish Banks plc)                  3.70       5/01/2031        16,000
    9,685      Series 2007A (LOC - Allied Irish Banks plc)                 3.70       1/01/2032         9,685
                                                                                                   ----------
                                                                                                       25,685
                                                                                                   ----------
             MULTI-STATE (12.2%)
             P-FLOAT,
  113,650      Series EC-001 (INS)(LIQ)(a)                                 3.85      10/01/2035       113,650
   10,455      Series PZP-020 (INS)(LIQ)(NBGA)(a)                          3.75       8/01/2031        10,455
             PUTTER,
  111,480      Series 1632P (LIQ)(INS)(NBGA)(a)                            3.85       4/01/2013       111,480
   11,565      Series 1684P (INS)(LIQ)(NBGA)(a)                            3.85       8/15/2014        11,565
   49,265      Series 1751P (INS)(LIQ)(NBGA)(a)                            3.87      12/01/2010        49,265
                                                                                                   ----------
                                                                                                      296,415
                                                                                                   ----------
             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                3.95       7/01/2013         2,130
                                                                                                   ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             NEVADA (0.7%)
  $ 4,000    Clark County GO, Series 2006, P-FLOAT,
               Series PZ 133 (INS)(LIQ)(a)                                 3.72%     11/01/2027    $    4,000
    9,950    Clark County School District GO, Series 2006B,
               PUTTER, Series 1599 (INS)(LIQ)(a)                           3.72      12/15/2014         9,950
    3,495    Las Vegas Valley Water District GO,
               Series 2003A, PUTTER, Series 1303 (LIQ)(INS)(a)             3.70       6/01/2011         3,495
                                                                                                   ----------
                                                                                                       17,445
                                                                                                   ----------
             NEW HAMPSHIRE (0.5%)
   11,085    Higher Educational and Health Facilities RB,
               Series 1996 (LOC - Lloyds TSB Bank plc)                     3.73       5/01/2026        11,085
                                                                                                   ----------
             NEW JERSEY (0.7%)
   13,750    Camden County Improvement Auth. RB,
               Series 2004B (LOC - Commerce Bank, N.A.,
               Cherry Hill)                                                3.75       8/01/2032        13,750
    3,520    EDA RB, Series 2003 (Baptist Home Society)
               (LOC - Valley National Bank)                                3.77       3/01/2031         3,520
                                                                                                   ----------
                                                                                                       17,270
                                                                                                   ----------
             NEW MEXICO (0.3%)
    6,250    Santa Fe Educational Facilities and
               Improvement RB, Series 2006 (LIQ)(INS)                      3.70       4/01/2036         6,250
                                                                                                   ----------
             NORTH CAROLINA (0.3%)
    6,495    Sampson County COP, Series 2006, PUTTER,
               Series 1608 (INS)(LIQ)(a)                                   3.72      12/01/2014         6,495
                                                                                                   ----------
             OHIO (2.9%)
    3,000    Cadiz Health Care Facilities RB
               (LOC - National City Bank)                                  3.72       1/01/2033         3,000
    6,365    Cincinnati School District COP,
               Series 2006, EAGLE Tax-Exempt Trust,
               Series 20060155 (LIQ)(INS)(a)                               3.72      12/15/2032         6,365
    6,000    Clarke County IDA RB
               (LOC - Deutsche Bank AG)                                    3.93      12/01/2010         6,000
    1,845    Clermont County Economic Development RB,
               Series 2002 (LOC - Fifth Third Bank)                        3.75       8/01/2022         1,845
    4,505    Columbus School District GO, Series 2006,
               P-FLOAT, Series PZ 131 (INS)(LIQ)(a)                        3.72      12/01/2029         4,505
    8,385    Crawford County Hospital Facilities RB,
               Series 2003 (LOC - Huntington National Bank)                3.75      10/01/2023         8,385

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 1,460    Cuyahoga County IDRB, Series 2000
               (LOC - JPMorgan Chase Bank, N.A.)                           3.95%     11/01/2019    $    1,460
             Higher Educational Facility RB,
    8,795      Series 2000A (LOC - Fifth Third Bank)                       3.73       9/01/2020         8,795
    5,000      Series 2006 (LOC - Huntington National Bank)                3.75       6/01/2026         5,000
    3,600    Hilliard IDRB, Series 2003
               (LOC - U.S. Bank, N.A.)                                     3.75       8/01/2012         3,600
   14,035    Lorain County Hospital Facilities RB,
               Series 2001 (LOC - National City Bank)                      3.73       5/01/2026        14,035
    2,800    Meigs County IDRB,
               Series 2003 (LOC - U.S. Bank, N.A.)                         3.75       8/01/2012         2,800
    2,200    Montgomery County Health Care Facilities RB,
               Series 2002 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.73       5/01/2022         2,200
    3,000    Warren County IDRB,
               Series 2003 (LOC - U.S. Bank, N.A.)                         3.75       8/01/2012         3,000
                                                                                                   ----------
                                                                                                       70,990
                                                                                                   ----------
             OKLAHOMA (4.1%)
    8,400    Garfield County Industrial Auth. PCRB,
               Series 1995A                                                3.72       1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   32,400      Series 1995A(c)                                             3.77       1/01/2025        32,400
   48,400      Series 1997A(c)                                             3.72       6/01/2027        48,400
    2,900    State IDA RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                           3.95       8/01/2018         2,900
    7,250    Tulsa Industrial Auth. RB,
               Series 2006 (LOC - Bank of Oklahoma, N.A.)                  3.85      11/01/2026         7,250
                                                                                                   ----------
                                                                                                       99,350
                                                                                                   ----------
             OREGON (1.6%)
   38,100    Port of Portland Public Grain Elevator RB,
               Series 1984 (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                                 3.83      12/01/2014        38,100
                                                                                                   ----------
             PENNSYLVANIA (1.3%)
    1,000    Chartiers Valley Industrial and Commercial
               Development Auth. RB, Series 1982                           4.14      11/15/2017         1,000
    3,000    Elizabethtown IDA College RB,
               Series 2006 (LOC - Fulton Bank)                             3.75       6/15/2029         3,000
    1,500    Higher Educational Facilities Auth. RB,
               Series 2006 FF2, PUTTER,
               Series 1378 (LIQ)(INS)(a)                                   3.72       6/15/2014         1,500

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 9,400    Horizon Hospital System Auth. Senior
               Health and Housing Facilities RB,
               Series 2002 (LOC - Manufacturers &
               Traders Trust Co.)                                          3.70%      1/01/2033    $    9,400
    7,400    Lancaster Municipal Auth. RB,
               Series 2006C (LOC - Fulton Bank)                            3.70       5/01/2036         7,400
    2,975    Schuylkill County IDA RB, Series 2001                         3.91       4/01/2021         2,975
    2,350    South Central General Auth. Hospital RB,
               Series 2005, ROC Trust II-R,
               Series 604 (LIQ)(INS)(a)                                    3.72      12/01/2030         2,350
    3,215    State Public School Building Auth. RB,
               Series 2003, PUTTER, Series 1257 (LIQ)(INS)(a)              3.70      12/01/2011         3,215
                                                                                                   ----------
                                                                                                       30,840
                                                                                                   ----------
             SOUTH CAROLINA (1.8%)
    4,015    Educational Facilities Auth. RB, Series 2005A
               (LOC - National Bank of South Carolina)                     3.70      11/01/2025         4,015
    2,000    Jobs EDA Healthcare Facilities RB,
               Series 2006A (LOC - National Bank of
               South Carolina)                                             3.70       5/01/2021         2,000
             Jobs EDA Hospital Facilities RB,
    8,150      Series 2005 (LOC - SunTrust Bank)                           3.75      11/01/2035         8,150
    2,000      Series 2005A (LIQ)(INS)                                     3.71      10/01/2035         2,000
    4,000      Series 2006 (LOC - National Bank of
               South Carolina)                                             3.70       5/01/2031         4,000
    5,400    Jobs EDA Hospital RB,
               Series 2006A (INS)(LIQ)                                     3.71      10/01/2036         5,400
    5,545    Public Service Auth. RB, Series 2003A, PUTTER,
               Series 1203 (INS)(LIQ)(a)                                   3.70       7/01/2011         5,545
    5,610    State University Infrastructure GO,
               Series 2005A, P-FLOAT, Series PZ 150 (LIQ)(a)               3.72      11/01/2020         5,610
    5,950    Transportation Infrastructure Bank RB,
               Series 2003A, PUTTER,
               Series 1283 (INS)(LIQ)(a)                                   3.70       4/01/2012         5,950
                                                                                                   ----------
                                                                                                       42,670
                                                                                                   ----------
             SOUTH DAKOTA (1.2%)
             Health and Educational Facilities Auth. RB,
   17,040      Series 2000 (INS)(LIQ)                                      3.70       7/01/2025        17,040
    7,500      Series 2001C (LOC - U.S. Bank, N.A.)                        3.70      11/01/2019         7,500
    4,835      Series 2004B (LOC - U.S. Bank, N.A.)                        3.70      11/01/2034         4,835
                                                                                                   ----------
                                                                                                       29,375
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             TENNESSEE (1.9%)
  $ 3,750    Knox County Health and Educational Facilities
               Board RB, Series 2006 (LOC - Regions Bank)                  3.70%      8/01/2036    $    3,750
   26,250    Municipal Energy Acquisition Corp. RB,
               Series 2006A, PUTTER,
               Series 1578 (LIQ)(NBGA)(a)                                  3.71       2/01/2013        26,250
    4,350    Nashville and Davidson County Health and
               Educational Facilities RB,
               Series 2000 (LOC - Regions Bank)                            3.70      12/01/2020         4,350
    6,710    Nashville and Davidson County IDB MFH RB,
               Series 1989 (LOC - Societe Generale)                        3.70       9/01/2019         6,710
    1,980    Nashville and Davidson County IDB RB,
               Series 2002 (LOC - Regions Bank)                            3.70       6/01/2022         1,980
    2,200    Williamson County IDB RB,
               Series 2003 (LOC - SunTrust Bank)                           3.73       4/01/2023         2,200
                                                                                                   ----------
                                                                                                       45,240
                                                                                                   ----------
             TEXAS (8.4%)
    2,280    Bell County Health Facilities
               Development Corp. RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                           3.95       5/01/2023         2,280
    1,400    Birdville ISD GO, Series 2007, PUTTER,
               Series 1703 (LIQ)(NBGA)(a)                                  3.72       2/15/2015         1,400
   10,035    Birdville ISD Tax School Building and
               Refunding Bonds, Series 2007, Municipal
               Securities Trust Cerfificates,
               Series 2007-297 (LIQ)(NBGA)(a)                              3.71       2/16/2015        10,035
   19,995    Brownsville Utilities System Improvement RB,
               Series 2005, ABN AMRO MuniTOPS
               Certificates Trust, Series 2005-41 (LIQ)(INS)(a)            3.70       9/01/2013        19,995
    2,690    Cameron Education Corp. RB,
               Series 2001 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95       6/01/2031         2,690
    5,390    Collin County Ltd. Tax GO, Series 2005,
               PUTTER, Series 765 (LIQ)(a)                                 3.72       2/15/2013         5,390
    9,105    Crawford Education Facilities Corp. RB,
               Series 2004A (LOC - BNP Paribas)                            3.74       5/01/2035         9,105
    3,470    El Paso County Hospital District GO,
               Series 2005, PUTTER, Series 1261 (INS)(LIQ)(a)              3.70       8/15/2013         3,470
    2,770    Fort Bend County Unlimited Tax and
               Subordinate Lien Toll Road RB,
               Series 2004, PUTTER, Series 1326 (LIQ)(INS)(a)              3.70       9/01/2012         2,770

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $13,335    Houston Airport System RB, Series 2002B,
               EAGLE Tax-Exempt Trust,
               Series 20060123 (LIQ)(INS)(a)                               3.72%      7/01/2032    $   13,335
    5,400    Jewett EDC IDRB, Series 2002B                                 3.76       8/01/2009         5,400
    5,035    Katy ISD GO, ABN AMRO MuniTOPS
               Certificates Trust, Series 2006-62 (LIQ)(NBGA)(a)           3.70       8/15/2027         5,035
    2,735    Klein ISD GO, Series 2007, P-FLOAT,
               Series PZ 180 (LIQ)(NBGA)(a)                                3.72       8/01/2026         2,735
   15,930    Lake Travis ISD Unlimited Tax School
               Building RB, Series 2006, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-18 (LIQ)(NBGA)(a)                               3.70       2/15/2014        15,930
    4,400    McAllen Health Facilities Development Corp.
               RB, Series 1984 (LOC - Bank of America, N.A.)               3.79      12/01/2024         4,400
   10,495    Midlothian ISD Unlimited Tax School
               Building and RB, Series 2005, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-58 (LIQ)(NBGA)(a)                               3.70       8/15/2013        10,495
    1,800    North Central IDA RB, Series 1983                             4.10      10/01/2013         1,800
    5,940    North Harris Montgomery Community
               College District Refunding Bonds,
               Series 2005A, PUTTER,
               Series 1091B (LIQ)(INS)(a)                                  3.72       2/15/2013         5,940
    6,195    Public Finance Auth. GO RB,
               Series 1997 and 1988B, P-FLOAT,
               Series PZ 108 (INS)(LIQ)(a)                                 3.72      10/01/2013         6,195
    6,165    San Antonio GO, Series 2006, P-FLOAT,
               Series PZ 146 (LIQ)(a)                                      3.72       2/01/2026         6,165
    6,000    San Antonio Water System RB,
               Series 2005, EAGLE Tax-Exempt Trust,
               Series 20060005 (LIQ)(INS)(a)                               3.72       5/15/2040         6,000
    8,620    Tarrant County Housing Finance Corp. MFH RB,
               Series 1985 (LOC - Compass Bank)                            3.71      12/01/2025         8,620
   14,470    Tarrant County Housing Finance Corp. RB,
               Series 1994, P-FLOAT,
               Series MT 306 (LIQ)(NBGA)(a)                                3.74      11/01/2029        14,470
             Transportation Commission GO,
   19,500      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060122 (LIQ)(a)                                    3.72       4/01/2033        19,500
    9,090      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060126 (LIQ)(a)                                    3.72       4/01/2035         9,090

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 2,495    Transportation Commission Highway Fund
               First Tier RB, Series 2006A, P-FLOAT,
               Series MT 397 (LIQ)(a)                                      3.72%      4/01/2021    $    2,495
    7,700    Trinity River IDA RB, Series 1997                             3.95       1/01/2013         7,700
                                                                                                   ----------
                                                                                                      202,440
                                                                                                   ----------
             UTAH (0.1%)
    2,900    Box Elder County PCRB, Series 2002                            3.76       4/01/2028         2,900
                                                                                                   ----------
             VERMONT (0.3%)
    6,800    Educational and Health Buildings Financing
               Agency RB, Series 2004A
               (LOC - TD Banknorth, N.A.)                                  3.80      10/01/2034         6,800
                                                                                                   ----------
             VIRGINIA (0.7%)
   18,285    Harrisonburg Redevelopment and Housing
               Auth. RB, Series 1985, P-FLOAT,
               Series MT 323 (LIQ)(NBGA)(a)                                3.74       2/01/2026        18,285
                                                                                                   ----------
             WASHINGTON (1.7%)
    5,330    Columbia Generating Station Electric RB,
               Series 2006A, PUTTER, Series 1282 (INS)(LIQ)(a)             3.70       1/01/2014         5,330
    2,215    Economic Development Finance Auth. RB,
               Series 2006C (LOC - Bank of America, N.A.)                  3.70       6/01/2029         2,215
    8,370    GO Compound Interest Bonds,
               Series 2000S-5 and 1999S-2, P-FLOAT,
               Series PZ 106 (INS)(LIQ)(a)                                 3.72       1/01/2020         8,370
    3,120    Health Care Facilities Auth. RB, Series 2006,
               ROC Trust II-R, Series 669 (LIQ)(INS)(a)                    3.72      12/01/2036         3,120
    4,000    Housing Finance Commission RB,
               Series 2007A (LOC - Key Bank, N.A.)                         3.69       7/01/2038         4,000
    7,340    Port of Tacoma GO, Series 2006, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-86 (LIQ)(INS)(a)                                3.70       6/01/2025         7,340
   10,575    State Higher Education Facilities Auth. RB,
               Series 2001                                                 3.73      10/01/2031        10,575
                                                                                                   ----------
                                                                                                       40,950
                                                                                                   ----------
             WEST VIRGINIA (0.7%)
    2,775    Harrison County Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                         3.75      12/01/2012         2,775
    8,630    Marshall County PCRB, Series 1994                             3.78       3/01/2026         8,630

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 3,100    Monongalia County Commercial Development
               RB, Series 2004 (LOC - U.S. Bank, N.A.)                     3.75%     12/01/2012    $    3,100
    2,200    Ripley Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                         3.75      12/01/2012         2,200
                                                                                                   ----------
                                                                                                       16,705
                                                                                                   ----------
             WISCONSIN (2.0%)
    6,625    Green Bay Water System RB, Series 2006,
               P-FLOAT, Series PZ 134 (INS)(LIQ)(a)                        3.72      11/01/2029         6,625
   20,645    Health and Education RB, Series 2006B,
               SPEAR, Series DBE-101
               (LIQ)(LOC - Deutsche Bank AG)(a)                            3.73       8/15/2025        20,645
             Health and Educational Facilities Auth. RB,
      965      Series 2001 (LOC - JPMorgan
               Chase Bank, N.A.)                                           3.95       5/01/2026           965
    5,810      Series 2006A, P-FLOAT,
               Series MT 339 (LIQ)(NBGA)(a)                                3.74       8/15/2018         5,810
    8,000    Milwaukee IDRB, Series 1995                                   3.82       9/01/2015         8,000
    7,250    Sheboygan PCRB, Series 1995                                   3.82       9/01/2015         7,250
                                                                                                   ----------
                                                                                                       49,295
                                                                                                   ----------
             Total Variable-Rate Demand Notes (cost: $2,172,548)                                    2,172,548
                                                                                                   ----------

             PUT BONDS (5.9%)

             ALASKA (0.0%)
    1,000    Valdez Marine Terminal RB, Series 1994B                       3.68       5/01/2031         1,000
                                                                                                   ----------
             COLORADO (1.0%)
    7,000    Bachelor Gulch Metropolitan District GO,
               Series 2004 (LOC - Compass Bank)                            3.70      12/01/2023         7,000
             Central Platte Valley Metropolitan District GO,
    3,000      Series 2001B (LOC - BNP Paribas)                            3.70      12/01/2031         3,000
    3,200      Series 2006 (LOC - BNP Paribas)                             3.70      12/01/2036         3,200
    4,510    Parker Automotive Metropolitan District GO,
               Series 2005 (LOC - U.S. Bank, N.A.)                         3.70      12/01/2034         4,510
    5,915    Triview Metropolitan District GO,
               Series 2003A (LOC - Compass Bank)                           3.75      11/01/2023         5,915
                                                                                                   ----------
                                                                                                       23,625
                                                                                                   ----------
             FLORIDA (1.6%)
   38,300    Sarasota County Public Hospital RB,
               Series 1996A                                                3.71      10/01/2028        38,300
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             INDIANA (0.5%)
             Ascension Health Facility Financing Auth. RB,
  $ 6,000      Series 2001A-1                                              3.82%     11/15/2036    $    6,000
    5,500      Series 2001A-2                                              3.62      11/15/2036         5,500
                                                                                                   ----------
                                                                                                       11,500
                                                                                                   ----------
             MINNESOTA (0.3%)
    8,560    Minneapolis Society of Fine Arts Revenue Notes,
               Series 2003                                                 3.62      10/14/2015         8,560
                                                                                                   ----------
             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G1 (NBGA)                   3.73      12/01/2015         9,245
                                                                                                   ----------
             MONTANA (1.2%)
             Board of Investments Municipal Finance
               Consolidation Act Bonds,
    9,605      Series 1997 (NBGA)                                          3.85       3/01/2017         9,605
   12,200      Series 1998 (NBGA)                                          3.85       3/01/2018        12,200
    6,485      Series 2003 (NBGA)                                          3.85       3/01/2028         6,485
                                                                                                   ----------
                                                                                                       28,290
                                                                                                   ----------
             NEW YORK (0.7%)
   17,675    New York City GO, Series 2007D, P-FLOAT,
               Series PT-3823 (LIQ)(LOC - Dexia
               Credit Local)(a)                                            3.71       2/01/2016        17,675
                                                                                                   ----------
             TEXAS (0.2%)
    5,000    Aledo ISD Unlimited Tax School Building RB,
               Series 2006A (LIQ)(NBGA)                                    3.62       8/01/2035         5,000
                                                                                                   ----------
             Total Put Bonds (cost: $143,195)                                                         143,195
                                                                                                   ----------
             FIXED-RATE INSTRUMENTS (2.9%)

             KANSAS (0.2%)
             Junction City Temporary Notes,
    2,000      Series 2006C                                                5.00       8/01/2007         2,005
    2,500      Series 2006D                                                5.00       8/01/2007         2,508
                                                                                                   ----------
                                                                                                        4,513
                                                                                                   ----------
             MARYLAND (0.4%)
   10,000    Community Development Administration RB,
               Series 2006Q                                                3.59      12/14/2007        10,000
                                                                                                   ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             MICHIGAN (0.3%)
  $ 6,900    Municipal Bond Auth. Revenue Notes,
               Series 2006B-2 (LOC - Bank of Nova Scotia)                  4.50%      8/20/2007    $    6,921
                                                                                                   ----------
             MINNESOTA (0.5%)
    1,000    Albany ISD No. 745 GOAA Certificates of
               Indebtedness, Series 2006A (NBGA)                           4.50       9/03/2007         1,002
    3,420    Greenway ISD No. 316 GOAA Certificates of
               Indebtedness, Series 2006A (NBGA)                           4.25       9/06/2007         3,426
    5,000    Hopkins ISD No. 270 GOAA Certificates of
               Indebtedness, Series 2006 (NBGA)                            4.25       9/06/2007         5,013
    3,200    Litchfield ISD No. 465 GOAA Certificates of
               Indebtedness, Series 2006 (NBGA)                            4.25       9/26/2007         3,210
                                                                                                   ----------
                                                                                                       12,651
                                                                                                   ----------
             OHIO (0.2%)
    5,000    Versailles School District Notes, Series 2006                 4.35       6/26/2007         5,007
                                                                                                   ----------
             TENNESSEE (0.1%)
    2,025    Rutherford County School and Public
               Improvement GO, Series 2006                                 5.00       6/01/2007         2,029
                                                                                                   ----------
             TEXAS (0.8%)
    1,365    Clint ISD Unlimited Tax School Bonds,
               Series 2006 (NBGA)                                          4.00       8/15/2007         1,367
             Houston GO CP,
   10,000      Series 2007E                                                3.68       5/11/2007        10,000
    8,000      Series 2007E                                                3.70       8/29/2007         8,000
                                                                                                   ----------
                                                                                                       19,367
                                                                                                   ----------
             WISCONSIN (0.4%)
    2,750    Menomonee Falls School District BAN,
               Series 2007A                                                4.46      12/01/2007         2,765
    7,100    Rural Water Construction Loan Program
               Commission RB, Anticipation Notes,
               Series 2006                                                 4.75       8/15/2007         7,127
                                                                                                   ----------
                                                                                                        9,892
                                                                                                   ----------
             Total Fixed-Rate Instruments (cost: $70,380)                                              70,380
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,386,123)                                                  $2,386,123
                                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2007, for federal income tax purposes, was $2,386,123,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) At March 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $5,900,000.

         (c) At March 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

ASSETS
  Investments in securities (amortized cost approximates market value)       $2,386,123
  Cash                                                                               30
  Receivables:
    Capital shares sold                                                           8,579
    Interest                                                                     12,982
    Securities sold                                                              23,513
                                                                             ----------
       Total assets                                                           2,431,227
                                                                             ----------
LIABILITIES
  Payables:
    Securities purchased                                                          5,902
    Capital shares redeemed                                                       5,161
    Dividends on capital shares                                                     154
  Accrued management fees                                                           571
  Accrued transfer agent's fees                                                      94
  Other accrued expenses and payables                                                58
                                                                             ----------
       Total liabilities                                                         11,940
                                                                             ----------
         Net assets applicable to capital shares outstanding                 $2,419,287
                                                                             ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                            $2,419,234
  Accumulated net realized gain on investments                                       53
                                                                             ----------
         Net assets applicable to capital shares outstanding                 $2,419,287
                                                                             ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                  2,419,234
                                                                             ==========
  Net asset value, redemption price, and offering price per share            $     1.00
                                                                             ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
  Interest income                                                         $86,316
                                                                          -------
EXPENSES
  Management fees                                                           6,656
  Administration and servicing fees                                         2,377
  Transfer agent's fees                                                     1,791
  Custody and accounting fees                                                 428
  Postage                                                                     174
  Shareholder reporting fees                                                  109
  Trustees' fees                                                                9
  Registration fees                                                            54
  Professional fees                                                            99
  Excise taxes (Note 1B)                                                        1
  Other                                                                        46
                                                                          -------
    Total expenses                                                         11,744
  Expenses paid indirectly                                                    (82)
  Expense reimbursed - excise taxes (Note 1B)                                  (1)
                                                                          -------
    Net expenses                                                           11,661
                                                                          -------
NET INVESTMENT INCOME                                                      74,655
                                                                          -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                            53
                                                                          -------
Increase in net assets resulting from operations                          $74,708
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                           2007            2006
                                                                    ---------------------------
FROM OPERATIONS
  Net investment income                                             $    74,655     $    49,771
  Net realized gain on investments                                           53               -
                                                                    ---------------------------
    Increase in net assets resulting from operations                     74,708          49,771
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (74,655)        (49,771)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           1,617,149       2,087,169
  Reinvested dividends                                                   72,683          48,146
  Cost of shares redeemed                                            (1,663,733)     (1,629,090)
                                                                    ---------------------------
    Increase in net assets from capital share transactions               26,099         506,225
                                                                    ---------------------------
  Net increase in net assets                                             26,152         506,225

NET ASSETS
  Beginning of year                                                   2,393,135       1,886,910
                                                                    ---------------------------
  End of year                                                       $ 2,419,287     $ 2,393,135
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         1,617,149       2,087,169
  Shares issued for dividends reinvested                                 72,683          48,146
  Shares redeemed                                                    (1,663,733)     (1,629,090)
                                                                    ---------------------------
    Increase in shares outstanding                                       26,099         506,225
                                                                    ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund $1,000 for excise tax incurred on undistributed net capital gains.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,902,000, of which none were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $82,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

              involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $4,000, which represents 6.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                     2007          2006
                                                 -------------------------
Tax-exempt income                                $74,655,000   $49,771,000

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                   $154,000
Undistributed ordinary income*                                      47,000
Undistributed long-term capital gains                                6,000

         *Represents short-term realized capital gains, which are taxable as ordinary income.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

              for the fiscal year. For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $6,656,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,377,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the Fund reimbursed the Manager $52,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,791,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

              measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES"
              (FAS 159) - In February 2007, FASB issued FAS 159. In summary,
              FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED MARCH 31,
                                                   --------------------------------------------------------------------
                                                         2007            2006          2005          2004          2003
                                                   --------------------------------------------------------------------
Net asset value at beginning of period             $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                                   --------------------------------------------------------------------
Income from investment operations:
   Net investment income                                  .03             .02           .01           .01           .01
   Net realized gain                                      .00(b)            -             -           .00(b)          -
                                                   --------------------------------------------------------------------
Total from investment operations                          .03             .02           .01           .01           .01
                                                   --------------------------------------------------------------------
Less distributions:
   From net investment income                            (.03)           (.02)         (.01)         (.01)         (.01)
                                                   --------------------------------------------------------------------
Net asset value at end of period                   $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                                   ====================================================================
Total return (%)*                                        3.19(c)         2.36          1.07           .71          1.14
Net assets at end of period (000)                  $2,419,287      $2,393,135    $1,886,910    $1,858,366    $1,989,187
Ratio of expenses to average
  net assets (%)**(a)                                     .49(c)          .47           .47           .47           .47
Ratio of net investment income
  to average net assets (%)**                            3.14            2.36          1.07           .71          1.13

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2007, average net assets were $2,377,798,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Represents less than $0.01 per share.
(c) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING              ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE           OCTOBER 1, 2006 -
                                 OCTOBER 1, 2006        MARCH 31, 2007           MARCH 31, 2007
                                 ----------------------------------------------------------------
Actual                              $1,000.00             $1,015.90                  $2.51
Hypothetical
  (5% return before expenses)        1,000.00              1,022.44                   2.52

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.59% for the six-month period of October 1, 2006, through March 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
==================--------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

54

 N O T E S
==========----------------------------------------------------------------------

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

                                                                              55

 N O T E S
==========----------------------------------------------------------------------

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

56

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40859-0507                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $93,587 and $175,760, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.